Fair Value Measurements (Details) - Schedule of Fair Value of the Derivative Liabilities Measured using Level 3 inputs - Fair Value, Inputs, Level 3 [Member] - Derivative Warrant Liabilities [Member] - USD ($)
	8 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 30, 2021	Dec. 31, 2022
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at beginning balance			$ 4,556,190
Derivative liabilities at ending balance	$ 4,556,190	4,556,190
Transfer of Public Warrants to Level 1		(8,160,000)
Change in fair value of derivative warrant liabilities		(347,437)	(3,686,170)
Transfer to Level 2			$ (870,020)
Over-Allotment Option [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Over-allotment option		22,627
Public and Private Placement Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Public and Private Warrants		$ 13,041,000